VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.16

Exception Level
Run Date - 11/18/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
GCUMZ2J1OD4	XXXXXX			Credit	Occupancy	Active	3: Curable	XXXXXX	Occupancy Red Flag / Other Identified	* Occupancy Red Flag / Other Identified (Lvl 3)	The borrowers photo ID issued XXXX reflects the subject property address. The file included a letter of explanation (pg XXX) which is not executed by the borrower confirming, I reside at XXXXX. The reason my license displays an XX address is that my auto insurance and other expenses are cheaper to pay in XX than XXXX. The loan application (pg XXX), Cert of NOO (pg XXX) reflects the borrowers primary residence as XXXXX. The LOE for cash out purposes (pg XX) states: This letter is to explain the use of the funds from the cash-out refinance. I own a property in XXXXX that I am remodeling in order to get the max market rent for it. Lastly, the file included an appraisal (gp XXX) dated XXXXX for the subject property, confirming the property was XXXX occupied. The file did not include evidence of a utility bill to confirm the borrower is not still XXX the subject property.